ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Apr. 21, 2022	Feb. 26, 2021	Jan. 26, 2021	Dec. 31, 2020
Working Capital Deficit	$ 11,903,457				$ 11,903,457	$ 1,714,938
Membership interest	51.00%				51.00%	51.00%
Cash	$ 2,390,474				$ 2,390,474	$ 191,485				$ 198,473
Net loss	$ (3,452,489)	$ (1,497,773)	$ (1,144,146)	$ (1,361,139)		$ 5,373,015
Net loss					$ (4,749,073)
Boston Solar [Member]
Membership interest	80.10%				80.10%		80.10%
Class D convertible preferred stock [Member]
Membership interest	90.00%				90.00%	90.00%
Class C Convertible Preferred Stock [Member]
Membership interest								51.00%
Class C convertible preferred stock [Member]
Membership interest						51.00%		51.00%
Warrant
Membership interest	1.00%				1.00%	100.00%			100.00%
Net loss						$ (458,625)